Income taxes (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Components of Income Tax Expense

The following table presents the components of Income tax expense for the fiscal years ended March 31, 2015, 2016 and 2017:

	2015	2016	2017
	(in millions of yen)
Current:
Domestic	184,180	162,408	130,164
Foreign	71,250	61,009	68,512

Total current tax expense	255,430	223,417	198,676

Deferred:
Domestic	187,134	127,185	(99,831)
Foreign	(5,144)	(4,060)	(7,601)

Total deferred tax expense	181,990	123,125	(107,432)

Total income tax expense	437,420	346,542	91,244

Comprehensive Income Tax (Expense) Benefit Components

The detailed amounts recorded directly in Equity are as follows:

	2015	2016	2017
	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	403,690	(97,339)	112,467
Less: reclassification adjustments	(65,699)	(65,207)	(97,729)

Total	337,991	(162,546)	14,738

Foreign currency translation adjustments:
Unrealized gains (losses)	—	126	—
Less: reclassification adjustments	—	—	—

Total	—	126	—

Pension liability adjustments:
Unrealized gains (losses)	87,654	(51,661)	4,785
Less: reclassification adjustments	(16)	(1,317)	178

Total	87,638	(52,978)	4,963

Total tax effect before allocation to noncontrolling interests	425,629	(215,398)	19,701

Schedule of Effective Income Tax Rate Reconciliation

The following table shows a reconciliation of Income tax expense at the effective statutory tax rate to the actual income tax expense for the fiscal years ended March 31, 2015, 2016 and 2017:

	2015		2016		2017
	(in millions of yen, except tax rates)
Income before income tax expense	1,267,653		1,196,605		480,375
Effective statutory tax rate	35.64%		33.06%		30.86%

Income tax calculated at the statutory tax rate	451,792		395,598		148,244
Income not subject to tax	(20,911)		(12,888)		(7,521)
Expenses not deductible for tax purposes	1,532		1,521		1,483
Tax rate differentials of subsidiaries	(3,517)		(2,208)		(2,165)
Change in valuation allowance	(4,444)		(1,897)		112,781	(3)
Change in undistributed earnings of subsidiaries	16,084		(16,112)		5,217
Change in net operating loss carryforwards resulting from intercompany capital transactions	(1,290)		(1,446)		647
Effect of enacted change in tax rates	(21,714	) (1)	(7,976	) (2)	—
Reversal of outside basis differences	—		—		(159,119	) (3)
Other	19,888		(8,050)		(8,323)

Income tax expense	437,420		346,542		91,244

Notes:

(1)	On March 31, 2015, the National Diet of Japan approved a bill affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rate in respect of MHFG’s tax returns for the fiscal year ended March 31, 2016 was reduced to 33.06% from the previous rate of 35.64%. In addition, the tax rate for the fiscal years ended March 31, 2017 and thereafter was reduced to 32.26%. The decrease in the MHFG Group’s balance of net deferred tax liabilities, reflecting such tax rate reductions, was recognized as a reduction to Income tax expense in the fiscal year ended March 31, 2015.
(2)	On March 29, 2016, the National Diet of Japan approved a bill affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rate in respect of MHFG’s tax returns for the fiscal year ended March 31, 2017 was reduced to 30.86% from the previous rate of 32.26%, and the statutory tax rate for the fiscal year ending March 31, 2018 will be the same rate. In addition, the tax rate for the fiscal years ending March 31, 2019 and thereafter will be 30.62%. The decrease in the Group’s balance of net deferred tax liabilities, reflecting such tax rate reductions, was recognized as a reduction to Income tax expense in the fiscal year ended March 31, 2016.
(3)	These amounts for the fiscal year ended March 31, 2017 represent mainly the reversal of an outside basis difference related to certain foreign subsidiaries due to their organizational restructuring and the related increase in the valuation allowance.

Schedule of Deferred Tax Assets and Liabilities

The components of net deferred tax assets (liabilities) at March 31, 2016 and 2017 are as follows:

	2016	2017
	(in millions of yen)
Deferred tax assets:
Investments	522,197	497,629
Allowance for loan losses	178,683	184,366
Trading securities	—	30,841
Derivative financial instruments	—	14,537
Premises and equipment	—	3,594
Net operating loss carryforwards (1)(2)	341,572	452,166
Other	170,414	190,083

	1,212,866	1,373,216
Valuation allowance (2)	(339,922)	(438,344)

Deferred tax assets, net of valuation allowance	872,944	934,872

Deferred tax liabilities:
Available-for-sale securities	710,497	724,160
Prepaid pension cost and accrued pension liabilities	174,959	195,620
Undistributed earnings of subsidiaries	11,944	17,161
Derivative financial instruments	56,877	—
Trading securities	23,154	—
Premises and equipment	1,033	—
Other	38,990	74,886

Deferred tax liabilities	1,017,454	1,011,827

Net deferred tax assets (liabilities)	(144,510)	(76,955)

Notes:

(1)	The amount includes ¥268,544 million and ¥271,266 million related to MHFG’s net operating loss carryforwards resulting mainly from intercompany capital transactions as of March 31, 2016 and 2017, respectively. The tax effect of the net operating loss carryforwards is offset by a full valuation allowance because MHFG experienced a significant expiration of net operating loss carryforwards of ¥1,262 billion in March 2013, which is negative evidence outweighing any positive evidence. Furthermore, MHFG is a holding company whose primary sources of future taxable income are management fees from subsidiaries that are not sufficient to realize deferred tax assets related to the net operating loss carryforwards.
(2)	The amount includes ¥115,698 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2017. The tax effect of the net operating loss carryforwards is substantially offset by ¥90,204 million of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.

Breakdown of Net Operating Loss Carryforwards by Tax Jurisdiction

The following table and accompanying footnotes provide a breakdown of deferred tax assets and the valuation allowance recognized in respect of net operating loss carryforwards by tax jurisdiction and by year of expiration as of March 31, 2016 and 2017:

	Deferred tax assets	Valuation allowance	Deferred tax assets, net of valuation allowance
	(in billions of yen)
2016
Japan (1)	270	(270)	—
The United States	16	(8)	8
The United Kingdom (2)	53	(53)	—
Others	3	(3)	—

Total	342	(334)	8

2017
Japan (3)	388	(362)	26
The United States	15	(3)	12
The United Kingdom (2)	46	(46)	—
Others	3	(3)	—

Total	452	(414)	38

Notes:

(1)	¥265 billion of the Japan deferred tax assets of ¥270 billion is related to MHFG, which is offset by a full valuation allowance, and will expire during the fiscal year ending March 31, 2018.
(2)	The United Kingdom net operating loss carryforwards may be carried forward indefinitely for the tax purposes.
(3)	¥265 billion of the Japan deferred tax assets of ¥388 billion is related to MHFG, which is offset by a full valuation allowance, and will expire during the fiscal year ending March 31, 2018. In addition, ¥116 billion of the Japan deferred tax assets is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026.

Rollforward of Valuation Allowance

The following table presents a roll-forward of the valuation allowance for the fiscal years ended March 31, 2015, 2016 and 2017:

	2015	2016	2017
	(in millions of yen)
Balance at beginning of fiscal year	443,847	388,551	339,922
Changes that directly affected Income tax expense	(4,444)	(1,897)	112,781
Changes that did not affect Income tax expense:
Expiration of net operating loss carryforwards	—	—	—
Others	(50,852)	(46,732)	(14,359)

Total	(50,852)	(46,732)	(14,359)

Balance at end of fiscal year	388,551	339,922	438,344

Summary of Operating Loss Carryforwards

These carryforwards are scheduled to expire as follows:

Net operating loss carryforwards
(in billions of yen)
Fiscal year ending March 31:
2018	865
2019	4
2020	—
2021	—
2022	1
2023 and thereafter(Note)	720

Total	1,590

Note:	Including the net operating loss carryforwards which may be carried forward indefinitely in the United Kingdom.

Reconciliation Of Unrecognized Tax Benefits

The following table is a roll-forward of unrecognized tax benefits for the fiscal years ended March 31, 2015, 2016 and 2017:

	2015	2016	2017
	(in millions of yen)
Total unrecognized tax benefits at beginning of fiscal year	1,691	1,632	1,300

Gross amount of increases (decreases) related to positions taken during prior years	(37)	(415)	167
Gross amount of increases related to positions taken during the current year	346	181	409
Amount of decreases related to settlements	(652)	—	—
Foreign exchange translation	284	(98)	(9)

Total unrecognized tax benefits at end of fiscal year	1,632	1,300	1,867